Goodwill and Intangible Assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Nov. 24, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 9,071,000		$ 9,101,375		$ 938,400
Goodwill	$ 88,726,875	[1]	$ 88,726,875	[1]	$ 88,815,122	$ 86,043,148
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets, weighted average useful life (in years)	3 years 4 months 6 days
Trade names
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	10 years
Acquired finite-lived intangible assets, weighted average useful life (in years)	7 years 10 months 24 days
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	4 years
Minimum | Trade names
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	4 years
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	10 years
Maximum | Trade names
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	10 years

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 15.